Note 9 - Income Taxes (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Income Taxes Paid	$ 0
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	5,500
Domestic Tax Jurisdiction [Member]
Operating Loss Carryforwards, Total	116,800
Operating Loss Carryforwards, Subject to Expiration	$ 28,300